Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	PIPE Financing [Member]	Ares Acquisition [Member]	Electromaps Acquisition [Member]	Execution of rights and Warrants [Member]	Private Placement [Member]	ATM [Member]	Share Capital [Member]	Share Capital [Member] PIPE Financing [Member]	Share Capital [Member] Ares Acquisition [Member]	Share Capital [Member] Electromaps Acquisition [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share Capital [Member] Private Placement [Member]	Share Capital [Member] Coil Acquisition [Member]	Share Capital [Member] ATM [Member]	Share premium [member]	Share premium [member] PIPE Financing [Member]	Share premium [member] Ares Acquisition [Member]	Share premium [member] Electromaps Acquisition [Member]	Share premium [member] Execution of rights and Warrants [Member]	Share premium [member] Private Placement [Member]	Share premium [member] Coil Acquisition [Member]	Share premium [member] ATM [Member]	Accumulated Deficit [member]	Other Equity Components [Member]	Other Equity Components [Member] Ares Acquisition [Member]	Other Equity Components [Member] Execution of rights and Warrants [Member]	Other Equity Components [Member] Coil Acquisition [Member]	Foreign Currency Translation Reserve [Member]	Total Equity Parent [Member]	Total Equity Parent [Member] PIPE Financing [Member]	Total Equity Parent [Member] Ares Acquisition [Member]	Total Equity Parent [Member] Electromaps Acquisition [Member]	Total Equity Parent [Member] Execution of rights and Warrants [Member]	Total Equity Parent [Member] Private Placement [Member]	Total Equity Parent [Member] ATM [Member]	Non-controlling interests [member]
Balance at Dec. 31, 2021	€ 131,072							€ 44,480								€ 322,391								€ (243,896)	€ 5,496				€ 2,601	€ 131,072
Total comprehensive (loss)/income for the year
Loss for the Year	(62,800)																							(62,800)						(62,800)
Other Comprehensive (loss)/income for the year	7,987																								(9)				7,996	7,987
Total comprehensive income for the year	(54,813)																							(62,800)	(9)				7,996	(54,813)
Transactions with owners of the Company
Contributions of equity					€ 6,321	€ 41,726						€ 204	€ 981							€ 7,408	€ 40,745						€ (1,291)							€ 6,321	€ 41,726
Share based payments	34,837																								34,837					34,837
Total contributions and distributions	92,891							1,289								55,849									35,753					92,891
Increase (decrease) through acquisition of subsidiary, equity	2,207		€ 6,300	€ 1,500						€ 84	€ 20							€ 6,216	€ 1,480						2,207					2,207		€ 6,300	€ 1,500
Total transactions with owners of the Company	38,078							1,289								55,849								(62,800)	35,744				7,996	38,078
Balance at Dec. 31, 2022	169,150							45,769								378,240								(306,696)	41,240				10,597	169,150
Total comprehensive (loss)/income for the year
Loss for the Year	(112,071)																							(112,068)						(112,068)							€ (3)
Other Comprehensive (loss)/income for the year	(4,729)																												(4,729)	(4,729)
Total comprehensive income for the year	(116,800)																							(112,068)					(4,729)	(116,797)							(3)
Transactions with owners of the Company
Contributions of equity					1,847	€ 74,242	€ 6,106					731	€ 3,503		€ 316					24,562	€ 70,739		€ 5,790				(23,446)							1,847	€ 74,242	€ 6,106
Share based payments	16,672																								16,672					16,672
Total contributions and distributions	97,461							4,583								103,375								(1,431)	(9,091)					97,436							25
Increase (decrease) through acquisition of subsidiary, equity														€ 33								€ 2,284						€ (2,317)
Non-controlling interest on acquisition of subsidiary	25																																				25
Other movements	(1,431)																							(1,431)						(1,431)
Total transactions with owners of the Company	(19,339)							4,583								103,375								(113,499)	(9,091)				(4,729)	(19,361)
Balance at Dec. 31, 2023	149,811							50,352								481,615								(420,195)	32,149				5,868	149,789							22
Total comprehensive (loss)/income for the year
Loss for the Year	(151,792)																							(148,980)						(148,980)							(2,812)
Other Comprehensive (loss)/income for the year	6,952																								36				6,916	6,952
Total comprehensive income for the year	(144,840)																							(148,980)	36				6,916	(142,028)							(2,812)
Transactions with owners of the Company
Contributions of equity		€ 41,405			€ 795		€ 43		€ 4,360			€ 472			€ 9		€ 37,045			€ 12,458			€ 34				€ (12,135)				€ 41,405			€ 795		€ 43
Share based payments	3,826																								3,826					3,826
Total contributions and distributions	57,607							4,891								49,498									2,650					57,039							568
Increase (decrease) through acquisition of subsidiary, equity			€ (18)							€ 45								€ 410								€ (473)						€ (18)
Others	(444)							5								(449)														(444)
Other movements	12,000																								11,432					11,432							568
Total transactions with owners of the Company	(87,233)							4,891								49,498								(148,980)	2,686				6,916	(84,989)							(2,244)
Balance at Dec. 31, 2024	€ 62,578							€ 55,243								€ 531,113								€ (569,175)	€ 34,835				€ 12,784	€ 64,800							€ (2,222)